Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Social Housing Exposure [line items]
Loans and advances to customers	£ 212,178	£ 207,498
Maximum exposure to balance sheet	97,764	86,441
Loss allowance	1,303	785
Corporate & Commercial Banking
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	24,683	24,229
Corporate Centre
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	60,692	47,632
Social Housing | Corporate & Commercial Banking
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	5,085	4,918
Social Housing | Corporate Centre
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	£ 3,817	£ 4,060